Leases - Additional Information (Details)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases initial term description	Leases with an initial term of 12 months or less are not recorded on the balance sheet.
Lease terms	3 years
Operating lease, option to renew description	The lease has varying terms, escalation clauses and run for a period of three years with an option to renew the lease after that term.
Operating lease, option to renew	true
Operating lease discounted lease payments using estimated borrowing rate	5.25%